DIVIDENDS PAID AND PROPOSED - Declared (Details) - $ / shares	1 Months Ended		12 Months Ended
	Mar. 31, 2020	Aug. 31, 2019	Dec. 31, 2020
Dividends [line items]
Dividends paid (in dollars per share)	$ 0.15	$ 0.13
Maximum
Dividends [line items]
Tax rate withholdings on dividend paid to company's ADS depositary			15.00%